Employee Benefits and Private Pension Plan	12 Months Ended
Dec. 31, 2020
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Employee Benefits and Private Pension Plan

20. Employee benefits and private pension plan

a. ULTRAPREV - Associaçăo de Previdência Complementar

In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and each of its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev - Associação de Previdência Complementar (“Ultraprev”), since August 2001. Under the terms of the plan, every year each participating employee chooses his or her basic contribution to the plan. Each sponsoring company provides a matching contribution in an amount equivalent to each basic contribution, up to a limit of 11% of the employee’s reference salary, according to the rules of the plan. As participating employees retire, they may choose to receive either (i) a monthly sum ranging between 0.3% and 1.0% of their respective accumulated fund in Ultraprev or (ii) a fixed monthly amount, which will exhaust their respective accumulated fund over a period of 5 to 35 years. The sponsoring company does not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee.

In May 2020, the Deliberative Council of Ultraprev approved the use of the reversion fund in the amount of R$ 47,088, which R$ 11,020 used to deduct the sponsors’ normal contributions. The balance of R$ 36,068 on December 31, 2020 will be used to deduct normal sponsor contributions in an average period between 10 and 70 months depending on the sponsor.

In 2020, the subsidiaries contributed to Ultraprev with R$ 20,505, including the use of the reversion fund of R$ 11,020 (in 2019 the subsidiaries contributed to Ultraprev with R$ 21,357 and R$ 24,323 in 2018), which is recognized as expense in the income statement. The total number of participating employees as of December 31, 2020 was 7,290 active participants and 361 retired participants. In addition, Ultraprev had 23 former employees receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b. Post-employment benefits

The subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of Government Severance Indemnity Fund (“FGTS”), and health, dental care, and life insurance plan for eligible retirees.

The amounts related to such benefits were determined based on a valuation conducted by an independent actuary and reviewed by management as of December 31, 2020.

	12/31/2020	12/31/2019
Health and dental care plan(1)	200,318	154,142
Indemnification of FGTS	53,952	66,309
Seniority bonus(2)	16,336	34,485
Life insurance(1)	14,118	17,931
Total	284,724	272,867
Current	27,077	28,951
Non-current	257,647	243,916

(1) Only IPP, Tropical and Iconic.

(2) In September 2020, there was a change in the bonus policy to retirement with reduced benefit.

The change in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2020	12/31/2019
Opening balance	272,867	249,815
Current service cost	(13,568)	(10,704)
Interest cost	18,779	21,386
Expense for the year	5,211	10,682
Losses from changes in actuarial assumptions	24,822	44,489
Benefits paid directly by Company and its subsidiaries	(18,969)	(33,510)
Exchange rates from post employment benefits	793	1,391
Ending balance	284,724	272,867

The total of expense in each period is presented below:

	2020	2019	2018
Health and dental care plan	11,127	10,442	9,559
Indemnification of FGTS	6,689	(5,818)	11,159
Seniority bonus	(13,722)	4,765	5,460
Life insurance	1,117	1,293	1,380
Total	5,211	10,682	27,558

The main actuarial assumptions used are:

Economic factors	12/31/2020	12/31/2019
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	8.22	8.79
Average projected salary growth rate	7.07	7.64
Inflation rate (long term)	3.25	3.80
Growth rate of medical services	7.38	7.95

Demographic factors
Mortality Table for the life insurance benefit – CSO-80
Mortality Table for other benefits – AT 2000 Basic decreased by 10%
Disabled Mortality Table – RRB 1983 and RRB-1944
Disability Table – Weak light

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, wage and medical costs increases. The following sensitivity analyses on December 31, 2020, as shown below, were determined based on possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

12/31/2020
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	2,559	decrease by 1.0 p.p.	2,857
Medical services growth rate	decrease by 1.0 p.p.	18,391	increase by 1.0 p.p.	23,271

The sensitivity analyses presented may not represent the real change in the post-employment benefits obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.